SHARE-BASED COMPENSATION - Fair value assumptions for share options (Details) - year	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Expected volatility	51.20%	70.06%
Risk-free interest rate	1.73%	2.39%
Expected lives (in years)	5.74	5.68